TAXATION - Schedule of components of income tax expense (benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
TAXATION
Current income tax expense	¥ 42,446	$ 5,978	¥ 59,668	¥ 27,593
Deferred income tax benefit	(24,487)	(3,449)	(35,195)	(11,852)
Income tax expense	¥ 17,959	$ 2,529	¥ 24,473	¥ 15,741